UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.): 	[x] is a restatement.
       					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Freestone Capital Management, LLC
Address: 	1918 Eighth Ave Ste 3400
       		Seattle, Washington 98101

Form 13F File Number: 028-05975

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Rooney
Phone: 206-398-1100
Signature, Place, and Date of Signing:



/s/ James Rooney		Seattle, Washington 		Nov 26, 2012

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT.
[x] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number Name 028-13894
Freestone Capital Holdings, LLC